Document and Entity Information	Jul. 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 29, 2021
Entity Registrant Name	Power Integrations, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-23441
Entity Tax Identification Number	94-3065014
Entity Address, Address Line One	5245 Hellyer Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95138
City Area Code	408
Local Phone Number	414-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000833640
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	POWI
Security Exchange Name	NASDAQ